Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Financials Portfolio - VIP Financials Portfolio - Investor Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(3.68%)
Annual Return 2016	18.51%
Annual Return 2017	21.18%
Annual Return 2018	(15.82%)
Annual Return 2019	34.28%
Annual Return 2020	0.63%
Annual Return 2021	33.14%
Annual Return 2022	(8.37%)
Annual Return 2023	14.57%
Annual Return 2024	32.74%